Financial instruments by category (Schedule of Fair Value Hierarchy) (Details) - Recurring fair value measurement [member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Derivative financial assets	$ 50,309,000	$ 81,333
Liabilities
Derivative financial liabilities	952,000
Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	42,212,000	53,794,000
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	42,212,000	53,794
Liabilities
Derivative financial liabilities	0
Level 1 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	42,212,000	53,794,000
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	8,097,000	27,539
Liabilities
Derivative financial liabilities	952,000
Level 2 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	444,000
Liabilities
Derivative financial liabilities	952,000	27,539,000
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0
Liabilities
Derivative financial liabilities	0	0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	444,000
Liabilities
Derivative financial liabilities	952,000	$ 27,539,000
Currency risk [member]
Categories of financial assets [abstract]
Derivative financial assets	874,000
Currency risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0
Currency risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	874,000
Interest Rate Risk [Member]
Categories of financial assets [abstract]
Derivative financial assets	6,779,000
Interest Rate Risk [Member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0
Interest Rate Risk [Member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	$ 6,779,000